[Commonwealth Capital Corp. Letterhead]

August 20, 2009

VIA EDGAR AND FEDERAL EXPRESS

Ms. Pamela A. Long
Assistant Director
United States Securities and Exchange Commission
Mail Stop 7010
Washington, D.C.  20549-7010

RE:  Commonwealth Income & Growth Fund VII, LP
         Form S-1/A filed on June 25, 2009
         File No. 333-156357

Dear Ms. Long:

Today we are filing Pre-Effective Amendment No. 3 to the Registration Statement on Form S-1 for the above Issuer.  Please find below our responses to the Staff’s comment letter dated July 22, 2009.  For the Staff’s convenience, the Staff’s comments are set forth in bold before each response.

Form S-1/A
Our Industry and Our Company, page 22

Final 2008 data is not yet available.  The Equipment Leasing and Finance Foundation published its State of the Equipment Finance Industry 2008 report in September 2008. This report contains an updated version of the table contained on page 23 of the prospectus, but has only estimated data for 2008.  Based on the information in this report, provided by Global Insight, Inc., we have added an estimated 2008 column to the table on page 23 and in the sales material, as well as updated prior year amounts that have been adjusted in the new report.  Disclosure in the text on page 22 leading up to the chart has also been revised to reflect that new data has been added.

While the Issuer does not specifically invest in software, there is no growth data available for equipment without software.  The equipment the Issuer will purchase will typically have software built in, or added by the end user. Built-in software often increases the purchase price, and is reflected in the Issuer’s cost of acquisition.  Software costs are typically a very small percentage of the hardware costs, which we believe is why the Global Insight study does not distinguish between solely equipment and equipment with software.  Disclosure has been added below the revised table, both in the prospectus and in the sales materials, regarding the inclusion of software in the table, indicating that the issuer typically does not invest in software, and therefore such data may be over-inclusive of the industry in which the Issuer will participate.  Revised copies of the Issuer’s slide presentation and brochure, each of which contains the industry growth chart, are enclosed.

Table I – Financial Statements
Commonwealth Income & Growth Fund, Inc. Audited Financial Statements

2.           Please note the updating requirements of Rule 8-08 of Regulation S-X.

The amendment filed today contains interim, unaudited financial statements for the Issuer, Commonwealth Income & Growth Fund, Inc. and Commonwealth Capital Corp., as of a date meeting the requirements of Rule 8-08 (July 31, 2009).

Note C – Investment in Income Funds, page F-10

3.
You disclose on page F-10 that you decreased your Receivables from Income Funds in the amount of $92,000 for the year ended February 28, 2009.  It is unclear how this decrease is reflected in your financial statements since you appear to have no Receivables from Income Funds as of February 28, 2009 or as of February 29, 2008.  To the extent that you have recorded this decrease as a component of Investment in Income Funds, please consider revising your footnotes to include a rollforward of your Investment in Income Funds for each period presented so that it is clear to financial statement users which activities impacted the balance in this account.

In accordance with EITF 98-13, the receivable from income funds has been reduced due to losses in excess of its equity method investments in certain Income Funds.   The receivable can only be reduced to the extent that there is a receivable, therefore resulting in a zero balance in receivables from income funds.  The remaining losses in excess of equity method investments are reflected in the investment in income funds line item on the face of the balance sheet.

Note C to the unaudited balance sheet of Commonwealth Income & Growth Fund, Inc. in the footnotes indicates that the reduction in receivables from income funds is due to losses in excess of the company’s equity method investments in certain income funds.

Commonwealth Capital Corp. Audited Financial Statements
General

4.	Please address the above comments in your financial statements for Commonwealth Capital Corp. as well.

The Commonwealth Capital Corp. financial statements have also been updated with an unaudited, interim set of statements as of July 31, 2009.

Note C to the unaudited financial statements as of July 31, 2009 includes disclosure that the reduction in receivables from income funds is due to losses in excess of the company’s equity method investments in certain income funds.

Note A – Nature of Business, page 21

5.	It is unclear why you deleted the reference to your February 28 year-end from your footnote disclosure. Please revise your filing to include this information back into your footnotes.

The reference to the February 28 year-end has been added back into Note A.

Note B – Summary of Significant Accounting Policies, page F-22

6.
The total cash balances as of February 28, 2009 and February 29, 2008 are not consistent with the amounts presented on the face of your balance sheet on page F-17.  Please revise your filing as appropriate to correct this apparent discrepancy.

The two amounts will not be consistent.  The amounts in Note B present the cash in the bank as of February 28 in order to disclose the uninsured cash balance in excess of the FDIC limit.  The amount presented on the face of the balance sheet is adjusted to account for reconciling items as of February 28, 2009 and February 29, 2008.

Note C – Restatement, page F-25

7.
It appears that your SFAS 154 disclosures pertaining to the restatement are incomplete.  Please revise to provide a complete description of the nature of the error and disclose the effect of the correction on each financial statement line item.  Your current disclosure only indicates the effect on net income and retained earnings.

Paragraph 25 of SFAS 154 requires the following disclosures:

a.	The cumulative effect of the error on periods prior to those presented shall be reflected in the carrying amounts of assets and liabilities as of the beginning of the first period presented.

b.
An offsetting adjustment, if any, shall be made to the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) for that period.

c.	Financial statements for each individual prior period presented shall be adjusted to reflect correction of the period-specific effects of the error.

Additionally, paragraph 26 of SFAS 154 requires the following disclosures:

When financial statements are restated to correct an error, the entity shall disclose that its previously issued financial statements have been restated, along with a description of the nature of the error. The entity also shall disclose the following:

a.	The effect of the correction on each financial statement line item and any per-share amounts affected for each prior period presented

b.
The cumulative effect of the change on retained earnings or other appropriate components of equity or net assets in the statement of financial position, as of the beginning of the earliest period presented.

The disclosure provided in Note C satisfies the disclosure requirements of paragraph 25 of SFAS 154.  Additionally, we believe the disclosure in Note C satisfies the disclosure requirements of paragraph 26 of SFAS 154.  Originally, the forgiveness was recorded as an expense item reflected in general and administrative expenses.  For the restatement, general and administrative expenses were decreased by $113,582, thereby increasing net income.  The forgiveness was accounted for as an equity transaction, resulting in no effect on retained earnings.  The only effect not mentioned in Note C is that G&A decreased, but the increase in net income shows this change, and Commonwealth Capital Corp. believes that the footnote sufficiently explains the impact of the restatement.

8.
Please revise your filing to indicate the remaining amount you are required to pay on George Springsteen’s behalf as of February 28, 2009 and how this obligation is reflected in your financial statements.  Please also disclose when you expect your obligations associated with this retirement agreement will be fulfilled.

Note F to the July 31, 2009 financial statement discloses that the obligation has been fulfilled and the liability is $0 as of July 31, 2009.  As of February 28, 2009, the amount of the liability was approximately $21,000, which the Issuer deems to have been immaterial enough to forego disclosing the amount as a separately listed liability.

Note D – Investment in Income Funds and Concentration, page F-25

9.
You disclose on page F-26 that Commonwealth Income & Growth Funds III and IV owe you approximately $954,000 in the aggregate as of February 28, 2009.  However, your balance sheet indicates that the balance of Receivables from Income Funds as of February 28, 2009 is only $677,398.  Please revise to clarify how these figures correlate to each other.

Receivables from income funds as presented on the face of the balance sheet is reflected as an amount net of an adjustment to record losses in excess of the Company’s equity method investments in certain Income Funds, in accordance with EITF 98-13 as discussed above in the response to comment 3.  The amount disclosed is a net receivable from all affiliated Income Funds.  Note D specifically references the gross receivables from Commonwealth Income & Growth Funds III and IV because those two funds represent the largest and most material amounts owed to the Company.

Note G – Income Taxes, page F-28

10.           Please revise to include the disclosures required by paragraph 47 of SFAS 109.

The disclosures required by paragraph 47 of SFAS 109 have been included in the notes to the July 31, 2009 financial statements at Note E.   Specifically, the following statement has been added to the second paragraph of Note E: “The provision utilizes the Federal tax rate. If a combined (including state and local tax) rate were used, there would be no significant reconciling items affecting the comparability of the items presented.”

Table II – Prior Performance Tables

11.
We note your response to comment 3 in our letter dated March 17, 2009.  Please update your prior performance tables as of the most recent practicable date and ensure that your narrative description of each accurately reflects the time period covered thereby.  For example, the dates in many of the tables’ narrative descriptions conflict with the dates set forth in the table headings.

The prior performance tables have been updated through June 30, 2009. Inconsistencies in dates referred to in narrative descriptions and table headings have been corrected.

12.
We note your response to comment 6 in our letter dated March 17, 2009.  In particular, we note your disclosure that certain factors “led to higher offering expenses, and therefore less cash proceeds available for investment in equipment, which reduced overall returns to investors.”  However, please balance this statement by disclosing that the estimated commissions, fees, and expenses of the current offering will amount to at least 13%, as stated on page 8, which exceeds the offering expenses incurred by each of the previous offerings represented in your prior performance tables, including those not managed by CCSC.

The disclosure on the introductory page of the Prior Performance Tables has been revised to indicate that “we believe” certain factors “may have led to” increased costs.  Also, balancing language has been added to state the estimated expenses for the current offering will amount to at least 13%.  We note that maximum projected or allowable expenses, which must be disclosed at the maximum levels, may be higher than actual expenses.

Item 16. Exhibits and Financial Statement Schedules, page II-2

13.	Please clearly identify the filing and exhibit number to which each previously filed exhibit is incorporated by reference.

A reference to the filing and exhibit number of each previously filed exhibit has been added to the exhibit list on page II-2 and to the exhibit index.

Exhibit 5.1

14.	We note your response to comment 7 in our letter dated March 17, 2009. Please have counsel revise its legal opinion to address the following:

•
We note the statement in the penultimate paragraph that the limited partnership interests “are not ‘assessable’ as such term is defined under the federal securities laws.”  Because the term “assessable” is not defined under the federal securities laws in the context of limited partnership units, please have counsel remove this reference and provide a clean opinion as to whether the limited partnership units are assessable under Pennsylvania law.  To the extent counsel is unable to opine that the limited partnership units being offered are not assessable, please revise your registration statement and opinion to address the unit holders’ potential liability for additional assessments or calls by you or your creditors.  In making these revisions, you should, at a minimum, discuss possible assessment under the “prospectus summary,” “risk factors,” and “partnership agreement summary” sections of your registration statement.  Note that we may have additional comments upon review of your response.

•
As previously noted, although you may limit an opinion as to its purpose, you may not limit the persons who may rely on the opinion.  Therefore, please have counsel revise the last sentence of the opinion to remove any limitation on those who may rely on the opinion.

A revised Exhibit 5.1 is being submitted today with Pre-effective Amendment No. 3, which contains revisions counsel has previously discussed and agreed upon with the Staff.

Sales Material
CIGF VII Brochure

15.           We note your response to comment 9 in our letter dated March 17, 2009.  Please have counsel supplementally acknowledge the use of its name in your sales literature.  See Item 19.F. of Industry Guide 5.

Enclosed please find a letter from Greenberg Traurig LLP acknowledging the use of its name in the Issuer’s sales materials.

Slide Presentation
Fund Assets

16.	Please clarify the meaning of “announcement cycle” as it is used in the third bulleted paragraph on this slide.

A product’s “announcement cycle” is the amount of time between release of one version of the product and the next succeeding (typically improved) version.  Announcement cycles for automobiles, for example, are typically one year, and announcement cycles vary by product category.  A sentence describing what is meant by “announcement cycle” has been added to the third bulleted paragraph on this slide.  A revised copy of the slide presentation is enclosed.

We are delivering via overnight courier one clean and three marked courtesy copies of the revised prospectus to Mr. Hagen Ganem for the Staff’s review.  In addition, we are also submitting to the Staff copies of the Brochure and Slide Presentation that have been revised as discussed above.

Sincerely,
Commonwealth Capital Corp.

By:	/s/ Richard G. Devlin
Richard G. Devlin
Vice President and General Counsel

Encl.
cc:           Kimberly A. Springsteen-Abbott
Phillip Pillar, Esq.